Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000
Previously Paid Amount	0
Total Fee Amount	48,335
Total Offset Amount	0
Net Fee	$ 48,335